Segments information (Tables)	12 Months Ended
Dec. 31, 2025
Segment Reporting [Abstract]
Schedule of segment information

The following tables summarize the Company’s segment information for the years ended December 31, 2025, 2024 and 2023:

	For the Year Ended December 31, 2025
	Property management services	Holistic wellness consumer products and services	Total
Revenue from external customers	$4,367,584	$2,452,680	$6,820,264

Less:
Cost of revenue	3,390,367	437,098	3,827,465
Salary Expense	324,682	812,089	1,136,771
Bad debt expense	4,050	-	4,050
Impairment loss on long-lived assets		37,480	37,480
Other segment items	495,012	2,273,902	2,768,914
Segment profits (loss)	153,473	(1,030,592)	(954,416)

Reconciliation of segment profits (loss)
Less: Unallocated amounts
Professional fees			1,723,632
Other corporate expenses			47,727
Net loss before income taxes			(2,725,775)

EUDA HEALTH HOLDINGS LIMITED AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(In U.S. dollars, unless stated otherwise)

	For the Year Ended December 31, 2024
	Property management services	Holistic wellness consumer products and services	Total

Revenue from external customers	$3,921,982	$89,023	$4,011,005

Less:
Cost of revenue	3,214,862	33,988	3,248,850
Salary Expense	680,792	114,145	794,937
Impairment loss on long-lived assets	-	14,755,560	14,755,560
Bad debt expense	-	44,885	44,885
Other segment items	214,442	573,029	787,471
Segment loss	(188,114)	(15,432,584)	(15,620,698)

Reconciliation of segment loss
Less: Unallocated amounts
Professional fees			1,282,865
Loss on debt settlement			448,000
Other corporate expenses			290,599
Net loss before income taxes			(17,642,162)

	For the Year Ended December 31, 2023
	Property management services	Holistic wellness consumer products and services	Total

Revenue from external customers	$3,706,458	$-	$3,706,458

Less:
Cost of revenue	2,864,383	-	2,864,383
Salary Expense	749,437	-	749,437
Bad debt expense	2,463	-	2,463
Other Segment items	223,452	-	223,452
Segment loss	(133,277)	-	(133,277)

Reconciliation of segment loss
Less: Unallocated amounts
Professional fees			2,364,263
Change in fair value of prepaid forward purchase liabilities			1,303,658
Loss on settlement of prepaid forward contracts			2,635,816
Other corporate expenses			1,997,767
Net loss before income taxes			(8,434,781)

Schedule of other significant items

Other Significant Items:

	For the Year Ended December 31, 2025
	Property management services	Holistic wellness consumer products and services	Others	Total
Interest expense	$24,289	$4,558	$250,398	$257,385
Depreciation and amortization	$2,821	$38,732	$153,656	$195,209
Capital expenditure	$104,450	$-	$-	$104,450

	For the Year Ended December 31, 2024
	Property management services	Holistic wellness consumer products and services	Unallocated	Total
Interest expense	$2,137	$10,440	$32,313	$44,890
Depreciation and amortization	$139,987	$13,058	$20,172	$173,217
Capital expenditure	$-	$113,603	$2,427	$116,030

	For the Year Ended December 31, 2023
	Property management services	Holistic wellness consumer products and services	Unallocated	Total
Interest expense	$2,584	$-	$20,641	$23,225
Depreciation and amortization	$119,348	$-	$-	$119,348
Capital expenditure	$-	$-	$-	$-

Schedule of disaggregated information of revenues by region

Disaggregated information of revenues by regions are as follows:

	For the Years Ended December 31,
	2025	2024	2023

Singapore	$4,827,569	$3,921,982	$3,706,458
Malaysia	1,992,695	89,023	-
Total	$6,820,264	$4,011,005	$3,706,458